SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2021
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets	10 years
Copy rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets	3 years
Copy rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets	10 years